Cover	Jul. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2025
Entity File Number	000-56190
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	3524 Central Pike
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Hermitage
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37076
City Area Code	(833)
Local Phone Number	304-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false